ANNUAL REPORT
OCTOBER 31, 2002

[NEUBERGER BERMAN LOGO]


NEUBERGER BERMAN
INCOME FUNDS (R)


TRUST CLASS SHARES

INSTITUTIONAL CASH FUND

CONTENTS

     THE FUND

     CHAIRMAN'S LETTER                               2

     PORTFOLIO COMMENTARY                            4

     SCHEDULE OF INVESTMENTS                         6

     FINANCIAL STATEMENTS                            9

     FINANCIAL HIGHLIGHTS
      PER SHARE DATA                                16

     REPORT OF INDEPENDENT AUDITORS                 18

     DIRECTORY                                      19

     TRUSTEES AND OFFICERS                          20

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2002 Neuberger Berman Management Inc. All rights reserved.

CHAIRMAN'S LETTER

[PHOTO]

     Dear Fellow Shareholder,

     The end of the fiscal year on October 31, 2002 marked the 34th month of a powerful fixed-income bull market. Across the board, Neuberger Berman's fixed-income portfolios have taken advantage of this phenomenon.

     All of our bond funds performed strongly during the fiscal year, but I would like to call your attention to one in particular. During the fiscal year, Neuberger Berman recruited the high-yield bond group from Lipper & Co., which had managed the Lipper High Income Bond Fund. In a reorganization, we combined Lipper's high-yield bond fund with ours to form the Neuberger Berman High Income Bond Fund. The Fund's investment objective is high total returns consistent with capital preservation, and it already boasts an excellent track record. Wayne C. Plewniak leads the group that manages the Fund. He is a highly experienced bond manager whose conservative investment philosophy fits well with Neuberger Berman's. The Neuberger Berman High Income Bond Fund is an excellent addition to our family of bond funds.

     As the fixed-income markets have become more fashionable in recent years, we noticed that more investors were purchasing riskier securities and stretching for yield. Neuberger Berman rejected that notion and sought only the best credits. When the corporate accounting scandals of the past year erupted, Neuberger Berman's strong research enabled our fixed-income managers to steer clear of trouble. Our fixed-income portfolios owned none of the securities of Enron, Global Crossing, or other notable corporate bankruptcies. Our aversion to risk, combined with Federal Reserve Board cuts that brought short-term interest rates to their lowest level in more than 40 years, helped to make Neuberger Berman's fixed-income mutual funds stellar performers.

     Despite the overall bull market in bonds, the corporate bond market was challenging in this reporting period. The corporate accounting scandals and ensuing loss of investor confidence drove down the Lehman Credit Index so that it underperformed the Treasury Index by more than

                                               NEUBERGER BERMAN OCTOBER 31, 2002

     1.94%. At this point in the cycle, our portfolio managers are sifting through the corporate credit market in an effort to find the "unwanted and unloved" bonds that may be the next cycle's compelling values.

     In the high-yield market, our unwillingness to lend to sub-quality issuers helped us to deliver excellent performance, even in a market that showed an overall decline. By focusing on higher-grade securities within the high-yield sector, we maintained an attractive risk/reward profile and avoided those CEOs who have lately been taking high-profile "perp" walks.

     The municipal market rallied strongly in the fiscal year's second half, in spite of yield levels that often represent resistance. Given investors' preference for quality and tax protection, it was not surprising that the municipal market proved robust, despite issuance that was more than 24% higher than in the prior year. Our focus on high quality once again benefited our funds' shareholders.

     The mortgage market in fiscal 2002 was "a tale of two cities." During the first half, mortgages performed sensationally. But it took fortitude to exit the market before yields on 30-year mortgages fell to levels last seen 40 years ago and record home sales and refinancing propelled prepayments. Although we maintain a constructive long-term outlook on mortgages, we believe security selection, constant monitoring and a watchful eye on prepayment risk will differentiate between superior and poor performance in the coming year.

     The supply of Treasury bonds continued to decline, although the government is funding a substantial budget deficit with record short-term issuance. We believe this is a shortsighted strategy. Nevertheless, during this fiscal year, we used the Treasury market to strong advantage, shifting our Treasury allocations opportunistically to take the best advantage of returns when they appeared strong relative to other markets.

     Our experience tells us that with the fixed-income bull market now getting a bit long in the tooth, it is prudent to position our portfolios defensively across the board.

     Investors who entrusted their fixed-income assets to us have enjoyed a strong fiscal 2002 in addition to a strong three years. Our mission is to deliver income while controlling risk for our shareholders. We will continue to work diligently to succeed at that mission, and we thank you for your confidence in us.

     Sincerely,

     /s/ Peter Sundman
           PETER SUNDMAN
        CHAIRMAN OF THE BOARD
     NEUBERGER BERMAN INCOME FUNDS

INSTITUTIONAL CASH FUND PORTFOLIO COMMENTARY

     The Institutional Cash Fund performed well during the fiscal year ending October 31, 2002. Our shareholders enjoyed positive returns, capital preservation and shelter from the weakness that continued in the equity and other financial markets. The Fund returned 1.77% during the fiscal year, 14 basis points ahead of the Money Fund Report Taxable First Tier Institutional Average. The Fund closed the period with a 1.51% seven-day current yield and 1.52% seven-day effective yield.

     During the fiscal year, we experienced a low-interest-rate environment, which was capped by the Federal Reserve Board's 50-basis-point reduction in overnight rates on November 6 (after the period had ended). The economy has been slow to recover. Overall, cash-market supply-and-demand dynamics were affected by the weak economy, corporate earnings and accounting concerns, and the possible end of the Fed's easing cycle.

     The U.S. government continued to issue record amounts of four-week and three- and six-month Treasury bills to fund the federal budget deficit. Proactively and by design, we moved to alter the portfolio's composition as the risk/reward profile of the Treasury sector improved relative to those of the commercial paper and other cash markets. Both the returns and relative attractiveness of non-Treasury sectors and securities declined as the gap between their yields and those of Treasury securities narrowed.

     At the same time, the cash markets experienced a dramatic decline in the supply of commercial paper. Hampered by concerns over accounting irregularities, and by earnings and economic weakness, the issuance of commercial paper fell by 6.5% through July, and continued to decline throughout the remainder of the fiscal year.

     During this fiscal year, the Fund increased its holdings of U.S. Treasury securities from 1.7% of the portfolio on November 1, 2001, to 29.9% on October 31, 2002. Holdings of U.S. government agency securities rose similarly, from 20.9% to 54.1% of the portfolio. Meanwhile, holdings of corporate commercial paper declined sharply from 57.1% to 9.9% of the portfolio.

     We also carefully managed the portfolio's weighted average maturity during the period to avoid risks and enhance returns. Weighted average maturity fell dramatically from 64.1 days on October 31, 2001, to a low of 51.3 days in August, and rose again to 60 days on October 31, 2002. These changes reflected our cautious approach.

     We are happy to report that yields on your Fund remained ahead of averages in this low-interest-rate environment. We positioned the portfolio conservatively to avoid potential interest rate increases if the Fed has completed its easing cycle.

     While financial markets overall remained challenging in fiscal 2002, our conservative management provided solid income while preserving capital. In this environment especially, we believe that our long experience and attention to detail will continue to reward institutions that have trusted us to protect their principal while providing strong current income.

     Sincerely,

     /s/ Ted Giuliano

     /s/ Cynthia Damian

     TED GIULIANO AND CYNTHIA DAMIAN
         PORTFOLIO CO-MANAGERS

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES

     1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse the Fund so that total operating expenses of the Fund are limited to 0.41% of average daily net assets. This undertaking lasts until December 31, 2004. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41%, and the reimbursements are made within three years after the year that Management incurred the expense.

     2. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher then the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

     3. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in the Fund will fluctuate.

     4. The Money Fund Report Taxable First Tier Institutional Average measures the performance of money market mutual funds which invest in anything allowable, except Second Tier Commercial Paper. Investors cannot invest directly in the Average.

SCHEDULE OF INVESTMENTS INSTITUTIONAL CASH FUND

     PRINCIPAL AMOUNT                                                            RATING*             VALUE++
     (000'S OMITTED)                                                        MOODY'S       S&P   (000's OMITTED)
     U.S. TREASURY SECURITIES--BACKED BY THE FULL FAITH AND CREDIT OF
       THE U.S. GOVERNMENT (29.9%)
     $ 100,000 U.S. Treasury Bills, 1.63%, due 11/14/02                       TSY         TSY         $  99,941
       100,000 U.S. Treasury Bills, 1.66%, due 11/21/02                       TSY         TSY            99,908
        40,000 U.S. Treasury Bills, 1.54%, due 11/29/02                       TSY         TSY            39,952
       135,000 U.S. Treasury Bills, 1.62% & 1.64%, due 12/19/02               TSY         TSY           134,708
        75,000 U.S. Treasury Bills, 1.57% & 1.58%, due 1/9/03                 TSY         TSY            74,774
        50,000 U.S. Treasury Bills, 1.63%, due 1/16/03                        TSY         TSY            49,828
       110,000 U.S. Treasury Bills, 1.60% & 1.61%, due 1/23/03                TSY         TSY           109,593
        75,000 U.S. Treasury Bills, 1.47%, due 1/30/03                        TSY         TSY            74,725
        70,000 U.S. Treasury Bills, 1.56% & 1.58%, due 2/6/03                 TSY         TSY            69,705
        50,000 U.S. Treasury Bills, 1.51%, due 2/13/03                        TSY         TSY            49,782
        65,000 U.S. Treasury Notes, 5.63%, due 11/30/02                       TSY         TSY            65,178
        60,000 U.S. Treasury Notes, 6.25%, due 2/15/03                        TSY         TSY            60,684
        15,000 U.S. Treasury Notes, 5.50%, due 2/28/03                        TSY         TSY            15,153
               TOTAL U.S. TREASURY SECURITIES--BACKED BY THE FULL                                     ---------
               FAITH AND CREDIT OF THE U.S. GOVERNMENT                                                  943,931
                                                                                                      ---------
     U.S. GOVERNMENT AGENCY SECURITIES (48.4%)
        10,000 Fannie Mae, Disc. Notes, 1.86%, due 11/6/02                    AGY         AGY             9,997
        19,600 Fannie Mae, Disc. Notes, 2.08%, due 1/24/03                    AGY         AGY            19,505
        15,000 Fannie Mae, Disc. Notes, 2.09%, due 5/2/03                     AGY         AGY            14,842
        25,000 Fannie Mae, Notes, 2.25%, due 2/7/03                           AGY         AGY            24,999
        47,000 Federal Farm Credit Bank, Disc. Notes, 1.65%, due 11/5/02      AGY         AGY            46,991
        22,152 Federal Farm Credit Bank, Disc. Notes, 1.64%, due 11/8/02      AGY         AGY            22,145
        30,000 Federal Farm Credit Bank, Disc. Notes, 1.67%, due 11/25/02     AGY         AGY            29,966
        40,000 Federal Farm Credit Bank, Disc. Notes, 1.66%, due 12/3/02      AGY         AGY            39,941
        80,000 Federal Farm Credit Bank, Disc. Notes, 1.65% & 1.68%,
               due 12/4/02                                                    AGY         AGY            79,878
        15,000 Federal Farm Credit Bank, Disc. Notes, 1.68%, due 12/12/02     AGY         AGY            14,971
        20,000 Federal Farm Credit Bank, Disc. Notes, 1.64%, due 12/13/02     AGY         AGY            19,962
        30,000 Federal Farm Credit Bank, Disc. Notes, 1.66%, due 1/29/03      AGY         AGY            29,877
        17,986 Federal Farm Credit Bank, Disc. Notes, 1.68%, due 2/26/03      AGY         AGY            17,888
        17,110 Federal Farm Credit Bank, Disc. Notes, 1.64%, due 3/31/03      AGY         AGY            16,993
        22,915 Federal Farm Credit Bank, Disc. Notes, 1.58%, due 6/16/03      AGY         AGY            22,687
        25,000 Federal Farm Credit Bank, Notes, 2.30%, due 8/6/03             AGY         AGY            25,000
        48,000 Federal Home Loan Bank, Disc. Notes, 1.69%, due 11/8/02        AGY         AGY            47,984
        50,000 Federal Home Loan Bank, Disc. Notes, 1.68%, due 11/15/02       AGY         AGY            49,967
        50,000 Federal Home Loan Bank, Disc. Notes, 1.68%, due 11/20/02       AGY         AGY            49,956
        25,000 Federal Home Loan Bank, Disc. Notes, 1.68%, due 12/20/02       AGY         AGY            24,943
        50,000 Federal Home Loan Bank, Disc. Notes, 1.54%, due 1/2/03         AGY         AGY            49,867
        35,392 Federal Home Loan Bank, Disc. Notes, 1.68%, due 1/3/03         AGY         AGY            35,288
        22,500 Federal Home Loan Bank, Disc. Notes, 1.65%, due 2/26/03        AGY         AGY            22,379
        25,000 Federal Home Loan Bank, Disc. Notes, 1.65%, due 2/28/03        AGY         AGY            24,864
        30,000 Federal Home Loan Bank, Notes, 2.13%, due 11/6/02              AGY         AGY            30,000
         9,750 Federal Home Loan Bank, Notes, 2.25%, due 2/26/03              AGY         AGY             9,750
        24,500 Federal Home Loan Bank, Notes, 1.93%, due 9/15/03              AGY         AGY            24,500
        15,000 Federal Home Loan Bank, Notes, 2.00%, due 9/30/03              AGY         AGY            15,000
        30,000 Federal Home Loan Bank, Notes, 2.00%, due 10/20/03             AGY         AGY            30,000
        20,000 Federal Home Loan Bank, Notes, 1.86%, due 11/3/03              AGY         AGY            20,000
        20,000 Freddie Mac, Disc. Notes, 2.14%, due 11/4/02                   AGY         AGY            19,996
        52,802 Freddie Mac, Disc. Notes, 1.67%, due 11/12/02                  AGY         AGY            52,775
        30,000 Freddie Mac, Disc. Notes, 1.90%, due 11/15/02                  AGY         AGY            29,978

                                        6

     PRINCIPAL AMOUNT                                                        RATING*             VALUE++
     (000'S OMITTED)                                                   MOODY'S      S&P      (000's OMITTED)
     $  60,624 Freddie Mac, Disc. Notes, 1.66%, due 12/5/02             AGY         AGY       $    60,529
        22,179 Freddie Mac, Disc. Notes, 1.52%, due 12/10/02            AGY         AGY            22,143
        84,302 Freddie Mac, Disc. Notes, 1.69% & 1.70%, due 12/12/02    AGY         AGY            84,139
       133,713 Freddie Mac, Disc. Notes, 1.54% - 2.23%, due 1/2/03      AGY         AGY           133,320
        50,000 Freddie Mac, Disc. Notes, 1.52%, due 1/30/03             AGY         AGY            49,810
        25,331 Freddie Mac, Disc. Notes, 1.66%, due 2/27/03             AGY         AGY            25,193
        15,000 Freddie Mac, Notes, 4.75%, due 3/15/03                   AGY         AGY            15,130
        40,000 Sallie Mae, Disc. Notes, 1.60%, due 11/1/02              AGY         AGY            40,000
        50,000 Sallie Mae, Disc. Notes, 1.68%, due 11/6/02              AGY         AGY            49,988
        50,000 Sallie Mae, Disc. Notes, 1.65%, due 11/8/02              AGY         AGY            49,984
        25,900 Sallie Mae, Disc. Notes, 1.66%, due 11/25/02             AGY         AGY            25,872
                                                                                              -----------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                          1,528,997
                                                                                              -----------

     CERTIFICATES OF DEPOSIT (2.7%)
        35,000 Abbey National Treasury Services PLC, Yankee CD,
               2.72%, due 12/27/02                                      P-1        A-1+            35,014
        10,000 BNP Paribas, Yankee CD, 2.25%, due 6/18/03               P-1        A-1+            10,000
        20,000 Rabobank Nederland, Yankee CD, 1.90%, due 11/5/02        P-1        A-1+            20,000
        20,000 Westdeutsche Landesbank Girozentrale, Yankee CD,
               2.41%, due 2/3/03                                        P-1        A-1+            20,000
                                                                                              -----------
               TOTAL CERTIFICATES OF DEPOSIT                                                       85,014
                                                                                              -----------

     CORPORATE DEBT SECURITIES (0.6%)
        20,000 American Express Credit Corp.,
               Floating Rate Medium-Term Notes,
               Ser. B, 1.79%, due 5/7/03                                P-1        A-1             20,000
                                                                                              -----------
     COMMERCIAL PAPER (9.9%)
        10,000 BNP Paribas Finance, 1.89%, due 11/1/02                  P-1        A-1+            10,000
        15,000 Diageo Capital PLC, 1.94%, due 12/4/02                   P-1        A-1             14,973
        20,000 Eksportfinans ASA, 1.95%, due 12/4/02                    P-1        A-1+            19,964
        20,000 General Electric Capital Corp., 1.75%, due 11/4/02       P-1        A-1+            19,997
        20,000 National Australia Funding (Delaware), Inc., 1.92%,
               due 12/6/02                                              P-1        A-1+            19,963
        15,800 Paccar Financial Corp., 1.79%, due 1/9/03                P-1        A-1+            15,746
        17,800 Province of Quebec, Canada, 1.93%, due 11/26/02          P-1        A-1+            17,776
        60,200 Societe Generale N.A., Inc., 1.80% - 2.13%,
               due 12/19/02 - 1/31/03                                   P-1        A-1+            59,970
        30,205 Toyota Motor Credit Corp., 1.73%, due 11/6/02            P-1        A-1+            30,198
        40,000 UBS Finance (Delaware), Inc., 1.89% & 1.91%,
               due 11/1/02 & 12/9/02                                    P-1        A-1+            39,970
        43,000 Wal-Mart Stores, Inc., 1.72%, due 11/4/02 & 11/5/02      P-1        A-1+            42,993
        21,100 Westpac Capital Corp., 1.88%, due 4/11/03                P-1        A-1+            20,922
                                                                                              -----------
               TOTAL COMMERCIAL PAPER                                                             312,472
                                                                                              -----------

     REPURCHASE AGREEMENTS (5.7%)
       178,527 State Street Bank and Trust Co. Repurchase Agreement,
               1.86%, due 11/1/02, dated 10/31/02, Maturity Value
               $178,536,224, Collateralized by $92,240,000 Freddie
               Mac, Medium-Term Notes, 2.48%, due 10/7/04 (Collateral
               Value $92,701,200) and $92,225,000 Freddie Mac, Disc.
               Notes, 1.57%, due 7/17/03 (Collateral Value
               $91,187,469)                                                                       178,527
                                                                                              -----------

               TOTAL INVESTMENTS (97.2%)                                                        3,068,941

               Cash, receivables and other assets, less
               liabilities (2.8%)                                                                  87,537

                                                                                              -----------
               TOTAL NET ASSETS (100.0%)                                                      $ 3,156,478
                                                                                              -----------

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

     ++ Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.
     *    Credit ratings are unaudited.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


                                                                     INSTITUTIONAL
NEUBERGER BERMAN INCOME FUNDS                                                 CASH
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                      FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT VALUE* (NOTE A)--SEE SCHEDULE
     OF INVESTMENTS                                                  $   3,068,941
     Cash                                                                        1
----------------------------------------------------------------------------------
     Interest receivable                                                     4,983
----------------------------------------------------------------------------------
     Receivable for securities sold                                         90,055
----------------------------------------------------------------------------------
     Receivable for Fund shares sold                                        18,762
----------------------------------------------------------------------------------
     Prepaid expenses and other assets                                          58
==================================================================================
TOTAL ASSETS                                                             3,182,800
==================================================================================
LIABILITIES
     Dividends payable                                                       3,466
----------------------------------------------------------------------------------
     Payable for Fund shares redeemed                                       22,092
----------------------------------------------------------------------------------
     Payable to investment manager (Note B)                                    260
----------------------------------------------------------------------------------
     Payable to administrator (Note B)                                         391
----------------------------------------------------------------------------------
     Accrued expenses and other payables                                       113
==================================================================================
TOTAL LIABILITIES                                                           26,322
==================================================================================
NET ASSETS AT VALUE                                                  $   3,156,478
==================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                 $   3,156,479
----------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                     (1)
==================================================================================
NET ASSETS AT VALUE                                                  $   3,156,478
==================================================================================
SHARES OUTSTANDING ($.001 PAR VALUE; UNLIMITED SHARES AUTHORIZED)        3,156,479
----------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $        1.00
==================================================================================
*COST OF INVESTMENTS                                                 $   3,068,941
==================================================================================

See Notes to Financial Statements

                            NEUBERGER BERMAN FOR THE YEAR ENDED OCTOBER 31, 2002

STATEMENT OF OPERATIONS

                                                                     INSTITUTIONAL
NEUBERGER BERMAN INCOME FUNDS                                                 CASH
(000'S OMITTED)                                                               FUND
INVESTMENT INCOME
Interest income                                                      $      55,437
----------------------------------------------------------------------------------
Expenses:

Investment management fee (Note B)                                           2,745
----------------------------------------------------------------------------------
Administration fee (Note B)                                                  4,118
----------------------------------------------------------------------------------
Shareholder servicing agent fees                                                 9
----------------------------------------------------------------------------------
Auditing fees                                                                   30
----------------------------------------------------------------------------------
Custodian fees (Note B)                                                        442
----------------------------------------------------------------------------------
Insurance expense                                                               34
----------------------------------------------------------------------------------
Legal fees                                                                      28
----------------------------------------------------------------------------------
Registration and filing fees                                                   143
----------------------------------------------------------------------------------
Shareholder reports                                                             14
----------------------------------------------------------------------------------
Trustees' fees and expenses                                                     38
----------------------------------------------------------------------------------
Miscellaneous                                                                   50
==================================================================================
Total expenses                                                               7,651

Expenses reduced by custodian fee
   expense offset arrangement (Note B)                                          --
==================================================================================
Total net expenses                                                           7,651
==================================================================================
Net investment income (loss)                                                47,786
==================================================================================
REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investment securities sold                          (1)
==================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $      47,785
==================================================================================

See Notes to Financial Statements

                                               NEUBERGER BERMAN OCTOBER 31, 2002

STATEMENT OF CHANGES IN NET ASSETS

                                                                      INSTITUTIONAL CASH FUND
                                                                  -------------------------------
NEUBERGER BERMAN INCOME FUNDS                                            YEAR                YEAR
                                                                        ENDED               ENDED
                                                                  OCTOBER 31,         OCTOBER 31,
(000'S OMITTED)                                                          2002                2001
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

Net investment income (loss)                                      $    47,786         $    73,846
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    (1)                 51
================================================================================================-
Net increase (decrease) in net assets resulting from operations        47,785              73,897
================================================================================================-
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                                 (47,786)            (73,846)
-------------------------------------------------------------------------------------------------
Net realized gain on investments                                          (45)                 --
================================================================================================-
Total distributions to shareholders                                   (47,831)            (73,846)
================================================================================================-

FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                                          14,366,543           9,218,606
-------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions              24,324              73,698
-------------------------------------------------------------------------------------------------
Payments for shares redeemed                                      (13,359,481)         (7,802,611)
-------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                1,031,386           1,489,693
=================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                               1,031,340           1,489,744

NET ASSETS:

Beginning of year                                                   2,125,138             635,394
=================================================================================================
End of year                                                       $ 3,156,478         $ 2,125,138
=================================================================================================
NUMBER OF FUND SHARES:

Sold                                                               14,366,543           9,218,606
-------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                  24,324              73,698
-------------------------------------------------------------------------------------------------
Redeemed                                                          (13,359,481)         (7,802,611)
=================================================================================================
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                       1,031,386           1,489,693
=================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS INCOME FUNDS

          NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     1 GENERAL: Neuberger Berman Institutional Cash Fund (the "Fund") is a separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund offers Trust Class shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

          The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

          It is the policy of the Fund to maintain a constant net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

          The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Fund's Schedule of Investments.

     3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     4 FEDERAL INCOME TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

     5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($794 expiring in 2010, determined as of October 31, 2002), it is the policy of the Fund not to distribute such gains.

          The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

          The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

          DISTRIBUTIONS PAID FROM:

                                            ORDINARY INCOME                                TOTAL
                                        2002                 2001                2002                 2001
          INSTITUTIONAL CASH        $ 47,830,521         $ 73,846,057         $ 47,830,521         $73,846,057

          As of October 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                                        UNDISTRIBUTED                 LOSS
                                                             ORDINARY        CARRYFORWARDS
                                                               INCOME        AND DEFERRALS                TOTAL
          INSTITUTIONAL CASH                            $   3,465,946        $        (794)        $  3,465,152

          The difference between book basis and tax basis is attributable primarily to timing differences of dividend payments.

     6 EXPENSE ALLOCATION: Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a series of the Trust are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each series can otherwise be made fairly.

     7 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

          NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:

          The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.10% of the Fund's average daily net assets.

          The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Trust Class of the Fund pays Management an administration fee at the annual rate of 0.15% of its average daily net assets.

          Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

          Management has contractually undertaken through December 31, 2004 to reimburse the Trust Class of the Fund for its operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.41% per annum of its average daily net assets (the "Expense Limitation"). For the year ended October 31, 2002, no reimbursement was required.

          The Trust Class of the Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the year ended October 31, 2002, there was no reimbursement to Management. At October 31, 2002, there was no contingent liability to Management under the agreement.

          Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

          The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Trust Class of the Fund.

          The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $8.

          NOTE C--SECURITIES TRANSACTIONS:

          All securities transactions for the Fund were short-term.

          NOTE D--LINE OF CREDIT:

          At October 31, 2002, the Fund was a participant in a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at October 31, 2002. During the year ended October 31, 2002, the Fund did not utilize this line of credit.

          NOTE E--MERGERS AND REORGANIZATIONS:

          Through the close of business on February 9, 2001, the Fund was organized as a "feeder" fund in a "master-feeder" structure. Accordingly, the Fund invested its assets in Neuberger Berman Institutional Money Market Portfolio of Income Managers Trust (the "Portfolio") sponsored by Management, having the same investment objective and policies as the Fund.

          After the close of business on February 9, 2001, in a tax-free reorganization, the Fund created a Trust class of shares, which were exchanged for assets of the Neuberger Berman Institutional Cash Trust series of Neuberger Berman Income Trust. This transaction resulted in the conversion of the "master-feeder" structure to a multiple class structure.

          The reorganization, which represented a change in corporate form, had no effect on the net assets or net asset value per share of the Fund.

          Immediately following the reorganization, the investment objective, policies and limitations of the Fund were identical to those of the Portfolio under the prior master-feeder structure, and the shareholders' indirect interest in the assets of the Portfolio did not change as a result of this reorganization.

FINANCIAL HIGHLIGHTS INSTITUTIONAL CASH FUND+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                             PERIOD FROM
                                                                                            MAY 8, 2000^
                                                               YEAR ENDED OCTOBER 31,      TO OCTOBER 31,
                                                               ----------------------      --------------
                                                                  2002        2001                2000
NET ASSET VALUE, BEGINNING OF PERIOD                           $   1.0000   $  1.0000      $       1.0000
                                                               ----------   ---------      --------------

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                        .0176       .0466               .0307
                                                               ----------   ---------      --------------
LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                                         (.0176)     (.0466)             (.0307)
FROM NET CAPITAL GAINS                                             (.0000)         --                  --
                                                               ----------   ---------      --------------
TOTAL DISTRIBUTIONS                                                (.0176)     (.0466)             (.0307)
                                                               ----------   ---------      --------------
NET ASSET VALUE, END OF PERIOD                                 $   1.0000   $  1.0000      $       1.0000
                                                               ----------   ---------      --------------
TOTAL RETURN++                                                      +1.77%      +4.76%              +3.11%**
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (IN MILLIONS)                        $  3,156.5   $ 2,125.1      $        635.4
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS#                        .28%        .29%                .36%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                           .28%        .29%                .35%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          1.74%       4.52%               6.45%*

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses through February 9, 2001 under the prior master-feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^  The date investment operations commenced.

*  Annualized.

** Not annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Trustees Neuberger Berman Income Funds and Shareholders of Neuberger Berman Institutional Cash Fund

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Neuberger Berman Institutional Cash Fund, one of the series constituting the Neuberger Berman Income Funds (the "Trust") as of October 31, 2002, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Neuberger Berman Institutional Cash Fund series of Neuberger Berman Income Funds at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 6, 2002

DIRECTORY

     INVESTMENT MANAGER, ADMINISTRATOR AND DISTRIBUTOR
     Neuberger Berman Management Inc.
     605 Third Avenue 2nd Floor
     New York, NY 10158-0180
     800.877.9700 or 212.476.8800
     Institutional Services 800.366.6264

     SUB-ADVISER
     Neuberger Berman, LLC
     605 Third Avenue
     New York, NY 10158-3698

     CUSTODIAN AND SHAREHOLDER SERVICING AGENT
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02110

     ADDRESS CORRESPONDENCE TO:
     Neuberger Berman Funds
     Institutional Services
     605 Third Avenue 2nd Floor
     New York, NY 10158-0180

     LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, NW
     2nd Floor
     Washington, DC 20036-1800

     INDEPENDENT AUDITORS
     Ernst & Young LLP
     200 Clarendon Street
     Boston, MA 02116

TRUSTEES AND OFFICERS (UNAUDITED)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

INFORMATION ABOUT THE BOARD OF TRUSTEES

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                     POSITION AND                                    FUND COMPLEX
                                    LENGTH OF TIME                                    OVERSEEN BY   OTHER
DIRECTORSHIPS HELD OUTSIDE
    NAME, AGE, AND ADDRESS(1)          SERVED(2)       PRINCIPAL OCCUPATION(S)(3)       TRUSTEE         FUND COMPLEX
BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  John Cannon (72)                  Trustee since   Retired. Formerly, Chairman          33         Independent Trustee or
                                    1994            and Chief Investment Officer of                 Director of three series of
                                                    CDC Capital Management                          Oppenheimer Funds:
                                                    (registered investment adviser)                 Limited Term New York
                                                    (1993-Jan. 1999).                               Municipal Fund, Rochester
                                                                                                    Fund Municipals, and
                                                                                                    Oppenheimer Convertible
                                                                                                    Securities Fund, 1992 to
                                                                                                    present.

  Faith Colish (67)                 Trustee since   Counsel to Carter, Ledyard &         33
                                    2000            Milburn since October 2002;
                                                    prior thereto, Attorney at
                                                    Law and President, Faith
                                                    Colish, A Professional
                                                    Corporation; 1980 to 2002.

  Walter G. Ehlers (69)             Trustee since   Consultant; Retired President        33
                                    2000            and Trustee of Teachers
                                                    Insurance & Annuity (TIAA)
                                                    and College Retirement
                                                    Equities Fund (CREF).

                                       20

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                     POSITION AND                                    FUND COMPLEX
                                    LENGTH OF TIME                                    OVERSEEN BY   OTHER DIRECTORSHIPS HELD OUTSIDE
    NAME, AGE, AND ADDRESS(1)          SERVED(2)       PRINCIPAL OCCUPATION(S)(3)       TRUSTEE        FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  C. Anne Harvey (65)               Trustee since   Consultant, C. A. Harvey             33
                                    2000            Associates, June 2001 to
                                                    present; Member, Individual
                                                    Investors Advisory Committee
                                                    to the New York Stock
                                                    Exchange Board of Directors,
                                                    1998 to present; Secretary,
                                                    Board of Associates to The
                                                    National Rehabilitation
                                                    Hospital's Board of
                                                    Directors; Director of
                                                    American Association of
                                                    Retired Persons (AARP), 1978
                                                    to December 2000; Member,
                                                    American Savings Education
                                                    Council's Policy Board
                                                    (ASEC), 1998- 2000; Member,
                                                    Executive Committee, Crime
                                                    Prevention Coalition of
                                                    America, 1997- 2000.

  Barry Hirsch (69)                 Trustee since   Senior Vice President and            33
                                    1993            Senior Counsel of Loews
                                                    Corporation (diversified
                                                    financial corporation) since
                                                    May 2002; prior thereto,
                                                    General Counsel of Loews
                                                    Corporation.

  Robert A. Kavesh (75)             Trustee since   Professor of Finance and             33         Director, Delaware Labs
                                    1993            Economics at Stern School of                    (cosmetics), 1978 to present.
                                                    Business, New York University.

  Howard A. Mileaf (65)             Trustee since   Retired. Formerly, Vice              33         Director, State Theatre of
                                    2000            President and Special Counsel                   New Jersey (not-for-profit
                                                    to WHX Corporation (holding                     theater), 2000 to present;
                                                    company); 1993 - 2001.                          Formerly, Director of Kevlin
                                                                                                    Corporation manufacturer of
                                                                                                    microwave and other products).

                                       21

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                     POSITION AND                                    FUND COMPLEX
                                    LENGTH OF TIME                                    OVERSEEN BY   OTHER DIRECTORSHIPS HELD OUTSIDE
    NAME, AGE, AND ADDRESS(1)          SERVED(2)       PRINCIPAL OCCUPATION(S)(3)       TRUSTEE         FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  John P. Rosenthal (69)            Trustee since   Senior Vice President of             33         Director, 92nd Street Y
                                    2000            Burnham Securities Inc. (a                      (non-profit), 1967 to present;
                                                    registered broker-dealer) since                 Formerly, Director, Cancer
                                                    1991.                                           Treatment Holdings, Inc.

  William E. Rulon (70)             Trustee since   Retired. Senior Vice President       33         Director, Pro-Kids Golf and
                                    1993            of Foodmaker, Inc. (operator                    Learning Academy (teach golf
                                                    and franchiser of restaurants)                  and computer usage to "at risk"
                                                    until January 1997; Secretary of                children), 1998 to present;
                                                    Foodmaker, Inc. until July 1996.                Formerly, Director of
                                                                                                    Prandium, Inc.
(restaurants).

  Cornelius T. Ryan (71)            Trustee since   General Partner of Oxford            33         Formerly, Director of Capital
                                    2000            Partners and Oxford Bioscience                  Cash Management Trust
                                                    Partners (venture capital                       (money market fund) and
                                                    partnerships) and President of                  Prime Cash Fund.
                                                    Oxford Venture Corporation.

  Tom Decker Seip (52)              Trustee since   General Partner of Seip              33         Director, H&R Block, Inc.
                                    2000            Investments LP (a private                       (financial services company),
                                                    investment partnership);                        May 2001 to present;
                                                    President and CEO of Westaff,                   Director, General Magic (voice
                                                    Inc. (temporary staffing), May                  recognition software),
                                                    2001 to January 2002; Senior                    November 2001 to present;
                                                    Executive at the Charles Schwab                 Director, Forward
                                                    Corporation from 1983 to 1999;                  Management, Inc. (asset
                                                    including Chief Executive Officer               management), 2001 to present;
                                                    of Charles Schwab Investment                    Member of the Board of
                                                    Management, Inc. and Trustee of                 Directors of E-Finance
                                                    Schwab Family of Funds and                      Corporation (credit
                                                    Schwab Investments from 1997                    decisioning services), 1999 to
                                                    to 1998; Executive Vice                         present; Director, Save-
                                                    President-Retail Brokerage for                  Daily.com (micro investing
                                                    Charles Schwab Investment                       services), 1999 to present;
                                                    Management from 1994 to 1997.                   Formerly, Director of
                                                                                                    Offroad Capital Inc. (pre-
                                                                                                    public internet commerce
                                                                                                    company).

                                       22

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                     POSITION AND                                    FUND COMPLEX
                                    LENGTH OF TIME                                    OVERSEEN BY   OTHER DIRECTORSHIPS HELD OUTSIDE
    NAME, AGE, AND ADDRESS(1)          SERVED(2)       PRINCIPAL OCCUPATION(S)(3)       TRUSTEE         FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Candace L. Straight (55)          Trustee since   Private investor and consultant      33         Director, Providence
                                    1993            specializing in the insurance                   Washington
                                                    industry; Advisory Director of                  (property and casualty
                                                    Securitas Capital LLC (a global                 insurance company),
                                                    private equity investment firm                  December 1998 to present;
                                                    dedicated to making investments                 Director, Summit Global
                                                    in the insurance sector).                       Partners (insurance brokerage
                                                                                                    firm), October 2000 to present.

  Peter P. Trapp (58)               Trustee since   Regional Manager for Atlanta         33
                                    2000            Region, Ford Motor Credit
                                                    Company since August 1997;
                                                    prior thereto, President,
                                                    Ford Life Insurance Company,
                                                    April 1995 until August 1997.

  Michael M. Kassen* (49)           President and   Executive Vice President and         33         Executive Vice President,
                                    Trustee since   Chief Investment Officer of                     Chief Investment Officerand
                                    2000            Neuberger Berman since 1999;                    Director of Neuberger
                                                    Executive Vice President and                    Berman Inc. (holding
                                                    Chief Investment Officer of NB                  company) since 1999;
                                                    Management from November                        Chairman since May 2000
                                                    1999 to May 2000; Vice                          and Director of NB
                                                    President of NB Management                      Management since April
                                                    from 1990 until 1999; Partner or                1996.
                                                    Principal of Neuberger Berman
                                                    from 1993.

  Edward I. O'Brien* (74)           Trustee since   Member, Investment Policy            33         Director of Legg Mason, Inc.
                                    2000            Committee, Edward Jones,                        (financial services holding
                                                    1993 - 2001; President of the                   company), 1993 to present;
                                                    Securities Industry Association                 Director, Boston Financial
                                                    ("SIA") (securities industry's                  Group (real estate and tax
                                                    representative in government                    shelters), 1993-1999.
                                                    relations and regulatory
                                                    matters at the federal and
                                                    state levels) from 1974 -
                                                    1992; Adviser to SIA from
                                                    November 1992 - November
                                                    1993.

                                       23

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                     POSITION AND                                    FUND COMPLEX
                                    LENGTH OF TIME                                    OVERSEEN BY   OTHER DIRECTORSHIPS HELD OUTSIDE
    NAME, AGE, AND ADDRESS(1)          SERVED(2)       PRINCIPAL OCCUPATION(S)(3)       TRUSTEE        FUND COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Peter E. Sundman* (43)            Chairman of     Executive Vice President of          33         Executive Vice President and
                                    the Board,      Neuberger Berman since 1999;                    Director of Neuberger
                                    Chief Executive Principal of Neuberger Berman                   Berman Inc. (holding
                                    Officer and     from 1997 until 1999; Senior                    company) since 1999;
                                    Trustee since   Vice President of NB                            President and Director of NB
                                    2000;           Management from 1996 until                      Management since 1999;
                                    President and   1999; Director of Institutional                 Director and Vice President
                                    Chief Executive Services of NB Management                       of Neuberger & Berman
                                    Officer from    from 1988 until 1996.                           Agency, Inc. since 2000.
                                    1998 to 2000

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares. Mssrs. Cannon, Ehlers, Hirsch, Kavesh, Rulon, and Trapp and Ms. Harvey and Ms. Straight served as Trustees of other Neuberger Berman Funds before the boards were unified in 2000.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

INFORMATION ABOUT THE OFFICERS OF THE TRUST

                                                        POSITION AND
     NAME, AGE, AND ADDRESS(1)                     LENGTH OF TIME SERVED(2)                      PRINCIPAL OCCUPATION(S)(3)
------------------------------------------------------------------------------------------------------------------------------------
  Claudia A. Brandon (46)                       Secretary since 1985                      Vice President of Neuberger Berman since
                                                                                          2002 and employee since 1999; Vice
                                                                                          President-Mutual Fund Board Relations of
                                                                                          NB Management since 2000; Vice President
                                                                                          of NB Management from 1986 to 1999;
                                                                                          Secretary of two other mutual funds for
                                                                                          which NB Management acts as investment
                                                                                          manager and administrator and of three
                                                                                          other registered investment companies
                                                                                          since 2002.

  Robert Conti (46)                             Vice President since 2000                 Vice President of Neuberger Berman since
                                                                                          1999; Senior Vice President of NB
                                                                                          Management since 2000; Controller of NB
                                                                                          Management until 1996; Treasurer of NB
                                                                                          Management from 1996 until 1999; Vice
                                                                                          President of two other mutual funds for
                                                                                          which NB Management acts as investment
                                                                                          manager and administrator since 2000 and
                                                                                          of three other registered investment
                                                                                          companies since 2002.

  Stacy Cooper-Shugrue (39)                     Assistant Secretary since 1990            Vice President-Mutual Fund Board Relations
                                                                                          of NB Management since February 25, 2002;
                                                                                          Employee of Neuberger Berman since 1999;
                                                                                          Assistant Vice President of NB Management
                                                                                          from 1993 to 1999; Assistant Secretary of
                                                                                          two other mutual funds for which NB
                                                                                          Management acts as investment manager and
                                                                                          administrator and of three other
                                                                                          registered investment companies since
                                                                                          2002.

  Brian J.Gaffney(49)                           Vice President since 2002                 Managing Director of Neuberger
                                                                                          Berman since 1999; Senior Vice President
                                                                                          of NB Management since 2000; Vice
                                                                                          President of NB Management from 1997 until
                                                                                          1999; Vice President of two other mutual
                                                                                          funds for which NB Management acts as
                                                                                          investment manager and administrator since
                                                                                          2000 and of three other registered
                                                                                          investment companies since 2002.

  Sheila R.James (37)                           Assistant Secretary since 2002            Employee of Neuberger Berman since 1999;
                                                                                          Employee of NB Management from 1991 to
                                                                                          1999; Assistant Secretary of six other
                                                                                          registered investment companies for which
                                                                                          NB Management acts as investment manager
                                                                                          and administrator since 2002.

                                       25

                                                         POSITION AND
     NAME, AGE, AND ADDRESS(1)                       LENGTH OF TIME SERVED(2)                    PRINCIPAL OCCUPATION(S)(3)
------------------------------------------------------------------------------------------------------------------------------------
  John M.McGovern (32)                          Assistant Treasurer since 2002            Employee of NB Management since 1993;
                                                                                          Assistant Treasurer of six other
                                                                                          registered investment companies for which
                                                                                          NB Management acts as investment manager
                                                                                          and administrator since 2002.

  Barbara Muinos (43))                          Treasurer and Principan Financial         Vice President of Neuberger Berman since
                                                and Accounting Officer since 2002;        1999; Assistant Vice President of NB
                                                prior thereto, Assistant Treasurer        Management from 1993 to 1999; Treasurer
                                                since 1996                                and Principal Financial and Accounting
                                                                                          Officer of six other registered investment
                                                                                          companies for which NB Management acts as
                                                                                          investment manager and administrator since
                                                                                          2002; Assistant Treasurer of three mutual
                                                                                          funds for which NB Management acts as
                                                                                          investment manager and administrator from
                                                                                          1996 until 2002.

  Frederic B.Soule (56)                         Vice President since 2000                 Vice President of Neuberger Berman since
                                                                                          1999; Vice President of NB Management from
                                                                                          1995 until 1999; Vice President of three
                                                                                          mutual funds for which NB Management acts
                                                                                          as investment manager and administrator
                                                                                          since 2000 and of three other registered
                                                                                          investment companies since 2002.

  Trani Wyman (33)                              Assistant Treasurer since 2002            Employee of NB Management since 1991;
                                                                                          Assistant Treasurer of six other
                                                                                          registered investment companies for which
                                                                                          NB Management acts as investment manager
                                                                                          and administrator since 2002.

----------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

TABLE OF COMPENSATION FOR FISCAL YEAR ENDED 10/31/02

                                         AGGREGATE COMPENSATION
NAME AND POSITION WITH THE TRUST            FROM THE TRUST
-----------------------------------------------------------------
John Cannon
Trustee                                      $  18,648

Faith Colish
Trustee                                         18,648

Walter G. Ehlers
Trustee                                         18,648

C. Anne Harvey
Trustee                                         16,774

Barry Hirsch
Trustee                                         18,648

Michael M. Kassen
Trustee                                              0

Robert A. Kavesh
Trustee                                         18,648

Howard A. Mileaf
Trustee                                         18,648

Edward I. O'Brien
Trustee                                         17,058

John P. Rosenthal
Trustee                                         17,058

William E. Rulon
Trustee                                         18,648

Cornelius T. Ryan
Trustee                                         18,648

Tom Decker Seip
Trustee                                         18,648

Gustave H. Shubert
Trustee                                          6,876

Candace L. Straight
Trustee                                         18,648

Peter E. Sundman
Trustee                                              0

Peter P. Trapp
Trustee                                         15,248

NOTICE TO SHAREHOLDERS (UNAUDITED)

Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 2002. This information should not be used to complete your tax returns.

                                                                                  CALIFORNIA,
                                                                                 CONNECTICUT,
                                                                                          AND                ALL OTHER
NEUBERGER BERMAN                                                                     NEW YORK     MAINE         STATES
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH TRUST                                                                  0.0%    10.3%          19.2%

In January 2003 you will receive information to be used in filing your 2002 tax returns, which will include a notice of the exact tax status of all dividends paid to you by the Fund during calendar 2002. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

[GRAPHIC]

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

[ NEUBERGER BERMAN LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264
www.nb.com

B0909 12/02